Delaware VIP® Trust — Delaware VIP Growth Equity Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 99.56% ✧			Common Stock ✧ (continued)
Communication Services - 7.05%			Information Technology - 42.84%
Alphabet Class A †	2,560$	2,974,592	Adobe †	9,030	$2,873,707
Facebook Class A †	13,520	2,255,136	Akamai Technologies †	20,630	1,887,439
		5,229,728	Apple	13,230	3,364,257
Consumer Discretionary - 12.08%			Automatic Data Processing	16,671	2,278,592
Amazon. com †	1,250	2,437,150	Cadence Design Systems †	47,380	3,128,975
AutoZone †	1,870	1,582,020	Ciena †	45,860	1,825,686
Burlington Stores †	9,480	1,502,201	EPAM Systems †	10,550	1,958,713
Deckers Outdoor †	13,810	1,850,540	Fortinet †	32,767	3,315,037
Target	17,131	1,592,669	Microsoft	23,440	3,696,723
		8,964,580	NVIDIA	6,400	1,687,040
			Oracle	27,980	1,352,273
Consumer Staples - 4.59%			PayPal Holdings †	24,620	2,357,119
Procter & Gamble	14,716	1,618,760	Zebra Technologies Class A †	11,240	2,063,664
Walmart	15,708	1,784,743			31,789,225
		3,403,503
			Total Common Stock
Energy - 0.52%
Chevron	5,360	388,386	(cost $67,199,567)		73,880,298
		388,386	Short-Term Investments - 0.48%
Financials - 4.23%			Money Market Mutual Funds - 0.48%
Bank of America	74,580	1,583,333	BlackRock FedFund - Institutional Shares
JPMorgan Chase & Co	17,300	1,557,519	(seven-day effective yield 0.33%)	71,230	71,230
		3,140,852	Fidelity Investments Money Market
Healthcare - 18.61%			Government Portfolio - Class I
Baxter International	25,420	2,063,850	(seven-day effective yield 0.30%)	71,230	71,230
Biogen †	5,400	1,708,452	GS Financial Square Government Fund -
Bristol-Myers Squibb	33,540	1,869,520	Institutional Shares (seven-day
Centene †	41,130	2,443,533	effective yield 0.34%)	71,230	71,230
Edwards Lifesciences †	8,880	1,674,946	Morgan Stanley Government Portfolio -
Eli Lilly & Co	19,136	2,654,546	Institutional Share Class (seven-day
Merck & Co	18,100	1,392,614	effective yield 0.22%)	71,231	71,231
		13,807,461	State Street Institutional US Government
Industrials - 9.64%			Money Market Fund - Investor Class
Alaska Air Group	28,700	817,089	(seven-day effective yield 0.24%)	71,231	71,231
Dover	21,490	1,803,870	Total Short-Term Investments
EMCOR Group	21,280	1,304,890	(cost $356,152)		356,152
Huntington Ingalls Industries	9,316	1,697,468
Rockwell Automation	10,160	1,533,246
		7,156,563

Total Value of Securities - 100.04%
(cost $67,555,719)					74,236,450
Liabilities Net of Receivables and Other Assets - (0.04%)					(31,736)
Net Assets Applicable to 5,345,157 Shares Outstanding - 100.00%					$74,204,714

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
† Non-income producing security.

GS - Goldman Sachs

NQ-FL3 [3/20] 5/20 (1178284) Growth Equity Series-1